Matthews Korea Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 68.8%

	Shares	Value

INFORMATION TECHNOLOGY: 22.5%
Semiconductors & Semiconductor Equipment: 11.0%
SK Hynix, Inc.	64,651	$5,534,535
Hana Materials, Inc.	101,639	4,126,129
LEENO Industrial, Inc.	24,422	3,604,874
Koh Young Technology, Inc.	98,050	1,600,019

		14,865,557

Technology Hardware, Storage & Peripherals: 6.2%
Samsung Electronics Co., Ltd.	134,635	8,346,643

Electronic Equipment, Instruments & Components: 3.7%
Samsung SDI Co., Ltd.	6,427	3,835,120
Park Systems Corp.	13,446	1,225,238

		5,060,358

Software: 1.6%
Douzone Bizon Co., Ltd.	27,937	2,244,285

Total Information Technology		30,516,843

FINANCIALS: 13.1%
Banks: 12.4%
KB Financial Group, Inc.	131,405	6,111,322
Shinhan Financial Group Co., Ltd.	173,144	5,848,733
Hana Financial Group, Inc.	124,373	4,834,606

		16,794,661

Capital Markets: 0.7%
Kiwoom Securities Co., Ltd.	10,575	968,111

Total Financials		17,762,772

CONSUMER DISCRETIONARY: 8.1%
Auto Components: 4.0%
Hyundai Mobis Co., Ltd.	16,969	3,580,767
Hankook Tire & Technology Co., Ltd.	51,425	1,863,607

		5,444,374

Automobiles: 3.6%
Kia Corp.	71,204	4,808,872

Specialty Retail: 0.5%
K Car Co., Ltd.[b]	33,000	696,790

Total Consumer Discretionary		10,950,036

COMMUNICATION SERVICES: 7.6%
Interactive Media & Services: 3.3%
NAVER Corp.	8,021	2,602,550
Kakao Corp.	19,737	1,941,097

		4,543,647

Entertainment: 2.8%
HYBE Co., Ltd.[b]	8,976	2,239,866
Krafton, Inc.[b]	3,633	1,540,343

		3,780,209

Wireless Telecommunication Services: 1.5%
SK Telecom Co., Ltd.	7,399	2,009,689

Total Communication Services		10,333,545

	Shares	Value

ENERGY: 5.6%
Oil, Gas & Consumable Fuels: 5.6%
SK Innovation Co., Ltd.[b]	20,305	$4,470,360
S-Oil Corp.	33,033	3,033,937

Total Energy		7,504,297

HEALTH CARE: 4.2%
Pharmaceuticals: 4.2%
Yuhan Corp.	75,147	3,879,977
DongKook Pharmaceutical Co., Ltd.	90,522	1,753,798

Total Health Care		5,633,775

INDUSTRIALS: 3.7%
Construction & Engineering: 2.8%
Samsung Engineering Co., Ltd.[b]	176,397	3,754,232

Machinery: 0.9%
Hyundai Mipo Dockyard Co., Ltd.[b]	22,429	1,305,943

Total Industrials		5,060,175

MATERIALS: 3.0%
Metals & Mining: 1.9%
POSCO	9,621	2,649,226

Chemicals: 1.1%
SK IE Technology Co., Ltd.[b,c,d]	7,612	1,443,281

Total Materials		4,092,507

CONSUMER STAPLES: 1.0%
Personal Products: 1.0%
Amorepacific Corp.	9,055	1,354,442

Total Consumer Staples		1,354,442

TOTAL COMMON EQUITIES		93,208,392

(Cost $74,504,751)

PREFERRED EQUITIES: 27.9%

INFORMATION TECHNOLOGY: 16.7%
Technology Hardware, Storage & Peripherals: 16.7%
Samsung Electronics Co., Ltd., Pfd.	387,535	22,608,291

Total Information Technology		22,608,291

MATERIALS: 4.5%
Chemicals: 4.5%
LG Chem, Ltd., Pfd.	19,559	6,147,527

Total Materials		6,147,527

CONSUMER DISCRETIONARY: 3.4%
Automobiles: 3.4%
Hyundai Motor Co., Ltd., Pfd.	56,892	4,580,413

Total Consumer Discretionary		4,580,413

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Matthews Korea Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)
	Shares	Value

CONSUMER STAPLES: 3.3%
Personal Products: 3.3%
LG Household & Health Care, Ltd., Pfd.	8,156	$4,406,684

Total Consumer Staples		4,406,684

TOTAL PREFERRED EQUITIES		37,742,915

(Cost $20,527,683)

TOTAL INVESTMENTS: 96.7%		130,951,307
(Cost $95,032,434)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.3%		4,448,585

NET ASSETS: 100.0%		$135,399,892

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $1,443,281, which is 1.07% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS